Other Current Financial Liabilities (Details) - Schedule of other current financial liabilities - CAD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Financial Liabilities [Abstract]
Derivative liabilities (Note 30)			$ 5,367
Security deposits		632	875
Satellite performance incentive payments		6,567	7,485
Interest payable	[1]	38,536	19,814
Other		2,662	3,106
Other current financial liabilities		$ 48,397	$ 36,647

[1]	Interest payable included interest payable on indebtedness and satellite performance incentive payments.